RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER
Restructuring	$ 7.6	$ 4.9	$ 3.9
Impairment of assets	15.7	0.4	2.9
Acquisition costs	1.2	15.6	6.5
Other	2.5	(0.8)	0.2
Total	27.0	$ 20.1	$ 13.5
Freedom Mobile Inc.
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER
Impairment of assets, mainly related to property, plant and equipment	$ 13.5